Financial Instruments - Schedule of Assets and Liabilities (Details) € in Thousands, $ in Thousands, $ in Thousands	Apr. 30, 2026 CAD ($)	Apr. 30, 2026 EUR (€)	Apr. 30, 2026 USD ($)	Apr. 30, 2025 CAD ($)	Apr. 30, 2024 CAD ($)	Apr. 30, 2023 CAD ($)
Disclosure Of Financial Instruments [Line Items]
Cash	$ 11,474			$ 10,791	$ 3,545	$ 8,366
Total assets	21,376			44,441
Liabilities	$ (9,627)			$ (20,815)
Currency Risk
Disclosure Of Financial Instruments [Line Items]
Cash		€ 551	$ 6,382
Amounts receivable		103	0
Total assets		654	6,382
Accounts payable and accrued liabilities		(510)	(1,473)
Leases		(100)	0
Liabilities		(610)	(1,473)
Net		€ 44	$ 4,909